CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Supplemental Income Statement Elements [Abstract]
Ordinary shares, par value	₪ 3	₪ 3
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	6,714,040	6,020,693